EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share

The components of basic and diluted earnings per share were as follows:

	Year Ended December 31, 2018	Period February 7, 2017 through December 31, 2017
(in thousands, except per share amounts)
Basic EPS:
Numerator:
Net loss attributable to TIP Inc.	$(20,205)	$(15,337)

Denominator:
Basic weighted average Common Shares outstanding	53,678,914	44,692,369

Net loss per share:
Basic	$(0.38)	$(0.34)

Diluted EPS:
Numerator:
Net loss attributable to TIP Inc.	$(20,205)	$(15,337)
Add back: Net loss attributable to Class C Units – Redeemable for Common Shares	(11,996)	(18,444)

Net loss attributable to TIP Inc. and Class C Units	$(32,201)	$(33,781)

Denominator:
Basic weighted average Common Shares outstanding	53,678,914	44,692,369
Effect of dilutive securities:
Weighted average Class C Units – Redeemable for Common Shares	28,514,587	37,058,289

Diluted weighted average Common Shares outstanding	82,193,501	81,750,658

Net loss per share:
Diluted	$(0.39)	$(0.41)

Weighted Average Dilutive Effect of Common Shares Not Included in Computation of Diluted Earnings Per Share

The following table indicates the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the year ended December 31, 2018 and the period from February 7, 2017 through December 31, 2017 because the effect was either anti-dilutive or the conditions for vesting were not met:

	Year Ended December 31, 2018	Period February 7, 2017 through December 31, 2017
Warrants	13,402,685	13,402,685
Forfeitable shares	1,675,336	1,675,336
Unvested restricted share units	1,674,684	704,360
Unvested Class C Units	144,098	192,130

Common Shares excluded from calculation of diluted net loss per share	16,896,803	15,974,511